Financial Risk Management - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Post tax profit loss if interest rate changed by 100 basis points	$ 479,669	$ 98,738
Undrawn borrowing facilities	62,000
Market Risk | Yorkville
Disclosure of nature and extent of risks arising from financial instruments [line items]
Face value of notes issued	$ 40
Maximum ordinary shares can be issued upon conversion of convertible debt	142,273,914
Possible decrease in issuable shares due to change in share price	3,459,128
Possible increase in issuable shares due to change in share price	3,298,723